Going Concern (Details)		1 Months Ended	6 Months Ended
	Oct. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Going Concern [Line Items]
Net loss			¥ (19,314,134)	$ (2,710,070)	¥ (26,228,035)
Operating flows			(14,640,802)	(2,054,333)	¥ (41,525,937)
Working capital deficit			29,314,020			$ 4,113,212
Accumulated deficit			¥ (95,650,425)			$ (13,421,230)	¥ (77,454,208)
Shareholder loan				$ 16,000,000
Forecast [Member]
Going Concern [Line Items]
Net proceeds		$ 800,000
Gross proceeds	$ 6,657,000
Forecast [Member] | Convertible Debentures [Member]
Going Concern [Line Items]
Principal amount		$ 800,000
Forecast [Member] | Class A Ordinary Shares [Member]
Going Concern [Line Items]
Aggregate ordinary shares	$ 14,793,335
Purchase price (in Dollars per share) | $ / shares	$ 0.45